UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Total shareholders' equity attributable to ATA Creativity Global CNY (¥)	Total shareholders' equity attributable to ATA Creativity Global USD ($)	Common shares CNY (¥) shares	Common shares USD ($) shares	Treasury Shares CNY (¥)	Treasury Shares USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2023	¥ 113,037,868		¥ 4,730,128		¥ (8,201,046)		¥ 545,222,465		¥ (37,004,507)		¥ (391,709,172)		¥ (64,161)		¥ 112,973,707
Balance (in shares) at Dec. 31, 2023 | shares			62,893,960	62,893,960
Increase (Decrease) in Stockholders' Equity
Net loss	(49,336,811)										(49,336,811)		(72)		(49,336,883)
Foreign currency translation adjustment, net of nil income tax	(61,945)								(61,945)						(61,945)
Share-based compensation	2,653,050						2,653,050								2,653,050
Issuance of common shares with net-settlement of employee individual income tax	(6,232)		¥ 3,833				(10,065)								(6,232)
Issuance of common shares with net-settlement of employee individual income tax (in shares) | shares			53,788	53,788
Balance at Sep. 30, 2024	66,285,930	$ 9,445,669	¥ 4,733,961	$ 674,584	(8,201,046)	$ (1,168,640)	547,865,450	$ 78,070,202	(37,066,452)	$ (5,281,927)	(441,045,983)	$ (62,848,550)	(64,234)	$ (9,153)	66,221,696	$ 9,436,516
Balance (in shares) at Sep. 30, 2024 | shares			62,947,748	62,947,748
Balance at Dec. 31, 2024	79,710,448		¥ 4,755,623		(8,201,046)		547,915,003		(36,952,183)		(427,806,949)		(64,256)		¥ 79,646,192
Balance (in shares) at Dec. 31, 2024 | shares			63,249,096	63,249,096											63,249,096	63,249,096
Increase (Decrease) in Stockholders' Equity
Net loss	(21,743,641)										(21,743,641)		(28)		¥ (21,743,669)
Foreign currency translation adjustment, net of nil income tax	112,656								112,656						112,656	$ 15,825
Share-based compensation	466,276						466,276								466,276
Issuance of common shares with net-settlement of employee individual income tax	(27,403)		¥ 8,980				(36,383)								(27,403)
Issuance of common shares with net-settlement of employee individual income tax (in shares) | shares			259,928	259,928
Exercise of share options	366,693						366,693								366,693
Balance at Sep. 30, 2025	¥ 58,885,029	$ 8,271,531	¥ 4,764,603	$ 669,280	¥ (8,201,046)	$ (1,151,994)	¥ 548,711,589	$ 77,077,060	¥ (36,839,527)	$ (5,174,818)	¥ (449,550,590)	$ (63,147,997)	¥ (64,284)	$ (9,030)	¥ 58,820,745	$ 8,262,501
Balance (in shares) at Sep. 30, 2025 | shares			63,509,024	63,509,024											63,509,024	63,509,024